April 22, 2011

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	DriveTime Automotive Group, Inc. DT Acceptance Corporation DriveTime Car Sales Company, LLC
DriveTime Sales and Finance Company, LLC DT Credit Company, LLC DT Jet Leasing, LLC
Approval Services Company, LLC Amendment No. 5 to Registration Statement on Form S-4 Filed April 7, 2011
File No. 333-169730-01

Dear Mr. Owings:

This letter responds to the letter of the staff of the Securities and Exchange Commission (the “Staff”), dated April 20, 2011 to Mr. Jon D. Ehlinger, General Counsel of DriveTime Automotive Group, Inc. (the “Company,” “we,” “our,” or “DTAG”), regarding the Company’s Amendment No. 5 to Registration Statement on Form S-4, filed April 7, 2011 (“Amendment No. 5”).

This letter sets forth each comment of the Staff in the comment letter (numbered in accordance with the comment letter) and, following each comment, sets forth our response. Page references are to the page numbers of the applicable filings, as they appear on EDGAR. Simultaneously with this letter, we are filing Amendment No. 6 to the Registration Statement to reflect our responses to the Staff’s comments.

Amendment No. 5 to Form S-4, filed April 7, 2011

Summary, page 1

Recent Financing Transactions, page 5

Staff’s comment:

1. We note the disclosure in this section and throughout the prospectus that the asset backed securities you issued in February 2011 and September 2010 were, in each case, structured in four tranches with credit ratings ranging from AAA to BBB by Standard and Poors and DBRS. Each of Standard and Poors and DBRS must consent to the inclusion of its credit rating in the prospectus. Accordingly, please file the consent of each of Standard and Poors and DBRS. Alternatively, please remove the references to the credit ratings of Standard and Poors and DBRS. For further guidance, please consider our Securities Act Rules Compliance and Disclosure Interpretations Questions 233.04 and 233.05.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

April 22, 2011

Company’s Response:

In response to the Staff’s comment, we have removed the references to the credit ratings of Standard and Poors and DBRS in Amendment No. 6 to the Registration Statement.

Risk Factors, page 20

Risks Related to Our Business, page 20

We require substantial capital to finance our business, page 20

Staff’s comment:

2. We note the disclosure in this risk factor, on pages 62 and 103 and throughout the prospectus that the maturity date for the facility with UBS has been extended to April 10, 2011. Please update the disclosure throughout the prospectus to discuss the current status of such facility.

Company’s Response:

In response to the Staff’s comment, we have updated Amendment No. 6 to disclose the new terms of the agreement with UBS since that agreement has since been executed.

Exhibit Index

Staff’s comment:

3. Please revise to clearly identify the exhibits for which you have sought confidential treatment and the exhibits that were previously filed.

Company’s Response:

In response to the Staff’s comment, we have revised the Exhibit Index in Amendment No. 6 to clearly identify the exhibits for which we have sought confidential treatment and the exhibits that we have previously filed.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

April 22, 2011

Exhibit 5.1

Staff’s comment:

4. Please refile the opinion of DLA Piper LLP (US) to be dated as of a more recent most practicable date.

Company’s Response:

In response to the Staff’s comment, we have refiled the opinion of DLA Piper LLP (US) dated as of a more recent practicable date.

Exhibit 10.12.3

Staff’s comment:

5. Please file an executed copy of Amendment No. 2 to Loan and Servicing Agreement dated as of March 31, 2011.

Company’s Response:

In response to the Staff’s comment, we have filed an executed copy of Amendment No. 2 to Loan and Servicing Agreement dated as of March 31, 2011.

*        *        *

The Company acknowledges that:

•	it is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Securities and Exchange Commission from taking any action with respect to the Registration Statement; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws of the United States.

Mr. H. Christopher Owings

Assistant Director

United States Securities and Exchange Commission

April 22, 2011

If we can provide you with any other information which will facilitate your continued review of this filing, please advise us at your earliest convenience. You may reach me at (602) 852-6600.

Very truly yours,

DRIVETIME AUTOMOTIVE GROUP, INC.
DT ACCEPTANCE CORPORATION

By:	/s/ Jon D. Ehlinger
Name: Jon D. Ehlinger
Title: General Counsel